UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.):

[   ] is a restatement.  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

                                     Short Hills, NJ            8/15/03
--------------------                 -----------------          --------
    [Signature]                      [City, State]                 Date

Report Type (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[     ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[     ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                           -----

Form 13F Information Table Entry Total:     49
                                           -----

Form 13F Information Table Value Total:     $ 240,396
                                           -----------
                                           (thousands)

List of Other Included Managers  NONE

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               COLUMN 1                      COLUMN 2          COLUMN 3      COLUMN 4

                                                                               VALUE
            NAME OF ISSUER                TITLE OF CLASS        CUSIP        (x$1000)

Alleghany Corp. DEL                    COM                    017175100            3,058
Andrew Corp.                           COM                    034425108            5,604
Atwood Oceanics, Inc.                  COM                    050095108            2,107
Bristol-Myers Squibb Co.               COM                    110122108            8,145
CIT Group Inc.                         COM                    125581108           17,871
Canada Life Financial Corp.            COM                    135113108            3,320
Charming Shoppes, Inc.                 COM                    161133103            1,452
City Investing Co. Liquidating Trust   Unit Ben Int           177900107              693
Clayton Homes, Inc.                    COM                    184190106            1,255
Dillards Inc.                          CL A                   254067101            3,368
Edison International                   COM                    281020107            2,875
Enstar Group Inc.                      COM                    29358R107            4,073
Federated Department Stores, Inc. DEL  COM                    31410H101            9,212
Florida East Coast Industries Inc.     CL A                   340632108            2,519
Florida East Coast Industries Inc.     CL B                   340632207            7,572
Foot Locker, Inc.                      COM                    344849104            3,379
Gencorp Inc.                           COM                    368682100            5,334
Hearst-Argyle Television, Inc.         COM                    422317107              907
Helmerich & Payne Inc.                 COM                    423452101           16,790
Honeywell International Inc.           COM                    438516106            9,048
Huttig Building Products, Inc.         COM                    448451104            1,035
Kindred Healthcare, Inc.               COM                    494580103            3,614
Kmart Holding Corp.                    COM                    498780105            3,082
Knight Ridder Inc.                     COM                    499040103           11,856
Knight Trading Group Inc.              COM                    499063105            3,150
Koger Equity Inc.                      COM                    500228101            1,546
Liberty Media Corp. New                COM SER A              530718105           12,716
Louisiana-Pacific Corp.                COM                    546347105            6,212
MRO Software, Inc.                     COM                    55347W105            1,183
Medallion Financial Corp.              COM                    583928106            1,802
Nashua Corporation                     COM                    631226107            1,435
Natuzzi S.p.A., ADR                    COM                    63905A101              201
Newhall Land & Farming Co. CAL         Depositary Receipts    651426108            5,596
PG&E Corporation                       COM                    69331C108            3,173
PNC Financial Services Group Inc.      COM                    693475105            9,762
Pactiv Corp.                           COM                    695257105            1,478
Premcor Inc.                           COM                    74045Q104           16,546
Saxon Capital Inc.                     COM                    80556P302            3,456
Sears Roebuck & Co.                    COM                    812387108            1,682
Sotheby's Holdings, Inc.               CL A                   835898107            1,488
Southern Union Company New             COM                    844030106            7,605
Southwest Gas Corp.                    COM                    844895102            1,932
Stage Stores, Inc.                     COM                    85254C305            1,410
Steinway Musical Instruments, Inc.     COM                    858495104              123
Triad Hospitals Inc.                   COM                    89579K109            3,723
TYCO International Ltd. New            COM                    902124106           15,184
United Industrial Corp.                COM                    910671106            2,038
UnumProvident Corporation              COM                    91529Y106            2,816
UnumProvident Corp., Mandatory Unit    COM                    91529Y403            5,970

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[Table continued]

               COLUMN 1                      COLUMN 2                COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8

                                                               SHRS OR    SH/  PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
            NAME OF ISSUER                TITLE OF CLASS       PRN AMT    PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED     NONE

Alleghany Corp. DEL                    COM                        16,012  SH           SOLE                16,012
Andrew Corp.                           COM                       600,000  SH           SOLE               600,000
Atwood Oceanics, Inc.                  COM                        77,600  SH           SOLE                77,600
Bristol-Myers Squibb Co.               COM                       300,000  SH           SOLE               300,000
CIT Group Inc.                         COM                       725,000  SH           SOLE               725,000
Canada Life Financial Corp.            COM                       100,000  SH           SOLE               100,000
Charming Shoppes, Inc.                 COM                       300,000  SH           SOLE               300,000
City Investing Co. Liquidating Trust   Unit Ben Int              362,600  SH           SOLE               362,600
Clayton Homes, Inc.                    COM                       100,000  SH           SOLE               100,000
Dillards Inc.                          CL A                      250,000  SH           SOLE               250,000
Edison International                   COM                       175,000  SH           SOLE               175,000
Enstar Group Inc.                      COM                       102,715  SH           SOLE               102,715
Federated Department Stores, Inc. DEL  COM                       250,000  SH           SOLE               250,000
Florida East Coast Industries Inc.     CL A                       98,600  SH           SOLE                98,600
Florida East Coast Industries Inc.     CL B                      304,100  SH           SOLE               304,100
Foot Locker, Inc.                      COM                       255,000  SH           SOLE               255,000
Gencorp Inc.                           COM                       600,000  SH           SOLE               600,000
Hearst-Argyle Television, Inc.         COM                        35,000  SH           SOLE                35,000
Helmerich & Payne Inc.                 COM                       575,000  SH           SOLE               575,000
Honeywell International Inc.           COM                       337,000  SH           SOLE               337,000
Huttig Building Products, Inc.         COM                       382,000  SH           SOLE               382,000
Kindred Healthcare, Inc.               COM                       203,375  SH           SOLE               203,375
Kmart Holding Corp.                    COM                       114,191  SH           SOLE               114,191
Knight Ridder Inc.                     COM                       172,000  SH           SOLE               172,000
Knight Trading Group Inc.              COM                       500,000  SH           SOLE               500,000
Koger Equity Inc.                      COM                        89,700  SH           SOLE                89,700
Liberty Media Corp. New                COM SER A               1,100,000  SH           SOLE              1,100,000
Louisiana-Pacific Corp.                COM                       573,100  SH           SOLE               573,100
MRO Software, Inc.                     COM                       137,400  SH           SOLE               137,400
Medallion Financial Corp.              COM                       258,600  SH           SOLE               258,600
Nashua Corporation                     COM                       161,200  SH           SOLE               161,200
Natuzzi S.p.A., ADR                    COM                        25,000  SH           SOLE                25,000
Newhall Land & Farming Co. CAL         Depositary Receipts       185,000  SH           SOLE               185,000
PG&E Corporation                       COM                       150,000  SH           SOLE               150,000
PNC Financial Services Group Inc.      COM                       200,000  SH           SOLE               200,000
Pactiv Corp.                           COM                        75,000  SH           SOLE                75,000
Premcor Inc.                           COM                       767,800  SH           SOLE               767,800
Saxon Capital Inc.                     COM                       200,000  SH           SOLE               200,000
Sears Roebuck & Co.                    COM                        50,000  SH           SOLE                50,000
Sotheby's Holdings, Inc.               CL A                      200,000  SH           SOLE               200,000
Southern Union Company New             COM                       453,486  SH           SOLE               453,486
Southwest Gas Corp.                    COM                        91,200  SH           SOLE                91,200
Stage Stores, Inc.                     COM                        60,000  SH           SOLE                60,000
Steinway Musical Instruments, Inc.     COM                         8,000  SH           SOLE                 8,000
Triad Hospitals Inc.                   COM                       150,000  SH           SOLE               150,000
TYCO International Ltd. New            COM                       800,000  SH           SOLE               800,000
United Industrial Corp.                COM                       125,000  SH           SOLE               125,000
UnumProvident Corporation              COM                       210,000  SH           SOLE               210,000
UnumProvident Corp., Mandatory Unit    COM                       200,000  SH           SOLE               200,000



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